Prepaid Expenses and Other Current Assets	6 Months Ended
Jun. 30, 2026
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 5 — PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	As of
	June 30,	December 31,
	2026	2025
Prepaid expenses and other current assets
Prepaid expenses	$36,984	$41,011
Other receivables	50,669	60,333
Total	$87,653	$101,344

Prepaid expenses and other current assets are composed of other receivables and prepaid expenses. As of June 30, 2026, other receivables primarily consisted of $50,000 in disposal proceeds receivable from the sale of the Company’s discontinued operations, representing approximately 99% of the total other receivables balance. The remaining balance of $669 was composed of lease deposits, short-term advances for business expenses, and petty cash floats. Subsequent to June 30, 2026 and up to the date of this report, RMB 1,500 has been collected against the remaining other receivables balance.

Prepaid expenses primarily consist of the Nasdaq membership fee, which is amortized using the straight-line method. The membership was initially recorded in January 2025 with an original purchase value of approximately $50,986. Accumulated amortization amounted to $14,002 as of June 30, 2026, and the unamortized portion of the Nasdaq membership was $36,984 as of June 30, 2026.